Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Transactions [abstract]
Schedule of Respect to Arrangement

The Company was charged for the following with respect to this arrangement during the years ended December 31, 2025 and 2024:

	Year ended December 31,
	2025	2024
Salaries and benefits	$492	$403
Office and other	194	113
Marketing and travel	16	18
	702	534

Schedule of Key Management Personnel Compensation

Key management personnel include those persons having authority and responsibility for planning, directing and controlling the activities of the Company, and comprises the Company’s Executive Chairman, Chief Executive Officer, President, Chief Financial Officer and Directors.

	Year ended December 31,
	2025	2024
Salaries and benefits	$726	$1,040
Consulting fees	996	764
Share-based compensation	551	392
Directors’ fees	219	219
	2,492	2,415

Schedule of Related Party Balances

The following amounts include all the related party balances as at December 31, 2025, and 2024

	As at December 31,
	2025	2024
Salaries and benefits payable	$659	$650
Consulting fees payable	377	206
	1,036	856